Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 2,893	$ 1,851
Allowance for impairment	358	1,563
Amounts written off against the allowance	(908)	(346)
Effects of movement in exchange rate	138	(175)
Allowance account for credit losses of financial assets at end of period	$ 2,481	$ 2,893